Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities (Tables) [Abstract]
Schedule of Available for Sale Securities by Type

The following is a summary of investment securities as of December 31:

	2011				2010
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
(Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,968	$103	$(72)	$4,999	$6,140	$24	$(367)	$5,797
U.S. Government agency obligations	352	2	―	354	3,402	12	(1)	3,413
U.S. Government treasury obligations	330	10	―	340	2,450	6	―	2,456
Corporate debt securities(a)	626	9	(3)	632	1,431	15	(1)	1,445
Mortgage-backed securities(b)	261	17	―	278	272	6	(2)	276
Equity securities(c)	95	265	―	360	98	377	―	475
Foreign government bonds and obligations	120	10	―	130	95	4	―	99
Other	54	―	―	54	49	―	―	49
Total	$6,806	$416	$(75)	$7,147	$13,937	$444	$(371)	$14,010

  The December 31, 2011 and 2010 balances include, on a cost basis, $0.6 billion and $1.3 billion, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2011				2010
(Millions)	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$ ―	$ ―	$1,094	$(72)	$2,535	$(156)	$1,076	$(211)
U.S. Government agency obligations	―	―	―	―	299	(1)	―	―
Corporate debt securities	15	(2)	2	(1)	―	―	3	(1)
Mortgage-backed securities	―	―	―	―	71	(2)	―	―
Total	$15	$(2)	$1,096	$(73)	$2,905	$(159)	$1,079	$(212)

Available for Sale Securities Ratio of Fair Value to Amortized Cost

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

(Dollars in millions)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)
2010:
90%–100%	457	$2,554	$(113)	31	$79	$(7)	488	$2,633	$(120)
Less than 90%	48	351	(46)	115	1,000	(205)	163	1,351	(251)
Total as of December 31, 2010	505	$2,905	$(159)	146	$1,079	$(212)	651	$3,984	$(371)

Gross realized gains and losses on the sales of investment securities

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2011	2010	2009
Gains	$16	$1	$226
Losses	―	(6)	(1)
Total	$16	$(5)	$225

Contractual maturities of investment securities

Contractual maturities of investment securities, excluding equity securities and other securities, as of December 31, 2011 were as follows:

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$973	$983
Due after 1 year but within 5 years	421	429
Due after 5 years but within 10 years	217	227
Due after 10 years	5,046	5,094
Total	$6,657	$6,733